DEPOSITS - Summary of interest expense on deposits (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Passbook savings and money market demand deposits	$ 273	$ 428	$ 659
NOW deposits	71	104	233
Certificates of deposit	3,278	4,152	3,966
Interest expense on deposits, total	$ 3,622	$ 4,684	$ 4,858